REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Disclosure of detailed information about revenue [Table Text Block]
Revenue and other income	Year ended	Year ended
	December 31, 2021	December 31, 2020
Royalty revenue	$3,742	$1,478
Interest and other income	1,256	937
Option and other property income	4,357	4,700
Dividend income	79	84
	$9,434	$7,199

Disclosure of detailed information about general and administrative expenses [Table Text Block]

General and administrative expenses	Year ended	Year ended
	December 31, 2021	December 31, 2020
Salaries, consultants, and benefits	$1,873	$2,360
Professional fees	1,666	968
Investor relations and shareholder information	689	604
Transfer agent and filing fees	317	222
Administrative and office	987	944
Travel	68	74
	$5,600	$5,172